MetLife Investments Securities, LLC

CRD No. 285684

SEC. I.D. No. 8-69857

STATEMENT OF FINANCIAL CONDITION

AS OF DECEMBER 31, 2021

AND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

*********

Filed in accordance with Rule 17a-5(e)(3)

under the Securities Exchange Act of 1934

as a PUBLIC DOCUMENT.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0123 Expires: Oct. 31, 2023 Estimated average burden hours per response: 12
ANNUAL REPORTS
FORM X-17A-5	SEC FILE NUMBER
PART III	8-53064

FACING PAGE

Information Required Pursuant to Rules 17a-5, 17a-12, and 18a-7 under the Securities Exchange Act of 1934

FILING FOR THE PERIOD BEGINNING 01/01/21 AND ENDING 12/31/21

MM/DD/YY	MM/DD/YY

A. REGISTRANT IDENTIFICATION

NAME OF FIRM:    MetLife Investments Securities, LLC

TYPE OF REGISTRANT (check all applicable boxes):

        ☒ Broker-dealer             ☐ Security-based swap dealer             ☐ Major security-based swap participant             ☐ Check here if respondent is also an OTC derivatives dealer

ADDRESS OF PRINCIPAL PLACE OF BUSINESS: (Do not use a P.O. box no.)

One MetLife Way

(No. and Street)

Whippany, NJ 07981-1449

(City) (State) (Zip Code)

PERSON TO CONTACT WITH REGARD TO THIS FILING

Michael Yick             973-355-4170             myick1@metlife.com

(Area Code - Telephone No.)                     (Email Address)

B. ACCOUNTANT IDENTIFICATION

INDEPENDENT PUBLIC ACCOUNTANT whose reports are contained in this filing*

Deloitte & Touche LLP

(Name -if individual, state last, first and middle name)

30 Rockefeller Plaza New York, NY 10112-0015

(Address) (City) (State) (Zip Code)

10/10/2003                                                              PCAOB ID No. 34.

(Date of Registration with PCAOB)(if applicable) (PCAOB Registration Number, if applicable)

FOR OFFICIAL USE ONLY

*

Claims for exemption from the requirement that the annual reports be covered by the reports of an independent public accountant must be supported by a statement of facts and circumstances relied on as the basis of the exemption. See 17CFR 240.17a-5(e)(1)(ii), if applicable.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

OATH OR AFFIRMATION

I, Michael Yick, swear or affirm that, to the best of my knowledge and belief, the financial report pertaining to the firm of MetLife Investments Securities, LLC, as of December 31, 2021, are true and correct. I further swear (or affirm) that neither the company nor any partner, officer, director, or equivalent person, as the case may be, has any proprietary interest in any account classified solely as that of a customer.

Signature:
Michael Yick

Title:
Chief Financial Officer and Treasurer

Notary Public

NOTE: Based upon the statement issued by SEC staff on June 18, 2020 and November 20, 2020, and difficulties arising from COVID-19, MetLife Investments Securities, LLC is making this filing without notarization.

This filing** contains (check all applicable boxes):

☒ (a) Statement of financial condition.

☒ (b) Notes to the statement of financial condition (filed separately).

☒ (c) Statement of operations.

☒ (d) Statement of cash flows.

☒ (e) Statement of changes in member’s capital.

☐ (f) Statement of changes in liabilities subordinated to claims of creditors (not applicable).

☒ (g) Notes to the financial statements.

☒ (h) Computation of net capital under 17 CFR 240.15c3-1.

☐ (i) Computation of tangible net worth under 17 CFR 240.18a-2 (not applicable).

☒ (j) Computation for determination of customer reserve requirements pursuant to Exhibit A to 17 CFR 240.15c3-3.

☐ (k) Computation for determination of security-based swap reserve requirements pursuant to Exhibit B to 17 CFR 240.15c3-3 or Exhibit A to 17 CFR 240.18a-4 (not applicable).

☐ (l) Computation for Determination of PAB Requirements under Exhibit A to § 240.15c3-3 (not applicable).

☒ (m) Information relating to possession or control requirements for customers under 17 CFR 240.15c3-3.

☐ (n) Information relating to possession or control requirements for security-based swap customers under 17 CFR 240.15c3-3(p)(2) or 17 CFR 240.18a-4 (not applicable).

☐ (o) Reconciliations, including appropriate explanations, of the FOCUS Report with computation of net capital or tangible net worth under 17 CFR 240.15c3-1, 17 CFR 240.18a-1, or 17 CFR 240.18a-2, as applicable, and the reserve requirements under 17 CFR 240.15c3-3 or 17 CFR 240.18a-4, as applicable, if material differences exist, or a statement that no material differences exist (not applicable).

☐ (p) Summary of financial data for subsidiaries not consolidated in the statement of financial condition (not applicable).

☒ (q) Oath or affirmation in accordance with 17 CFR 240.17a-5.

☐ (r) Compliance report in accordance with 17 CFR 240.17a-5 or 17 CFR 240.18a-7, (not applicable).

☒ (s) Exemption report in accordance with 17 CFR 240.17a-5 (filed separately).

☒ (t) Independent public accountant’s report based on an examination of the statement of financial condition (filed separately).

☒ (u) Independent public accountant’s report based on an examination of the financial statements under 17 CFR 240.17a-5.

☐ (v) Independent public accountant’s report based on an examination of certain statements in the compliance report under 17 CFR 240.17a-5 or 17 CFR 240.18a-7, (not applicable).

☒ (w) Independent public accountant’s report based on a review of the exemption report under 17 CFR 240.17a-5 (filed separately).

☐ (x) Supplemental reports on applying agreed-upon procedures, in accordance with 17 CFR 240.15c3-1e (not applicable).

☐ (y) Report describing any material inadequacies found to exist or found to have existed since the date of the previous audit, or a statement that no material inadequacies exist, under 17 CFR 240.17a-12(k) (not applicable).

☐ (z) Other (not applicable):

    **To request confidential treatment of certain portions of this filing, see 17 CFR 240.17a-5(e)(3).

MetLife Investments Securities, LLC

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP 30 Rockefeller Plaza 41st Floor New York, NY 10112-0015 USA Tel: +1 212 492 4000 Fax: +1 212 489 1687 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Member of MetLife Investments Securities, LLC

Opinion on the Financial Statement

We have audited the accompanying statement of financial condition of MetLife Investments Securities, LLC (the “Company”) as of December 31, 2021, and the related notes (collectively referred to as the “financial statement”). In our opinion, the financial statement presents fairly, in all material respects, the financial position of the Company as of December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The financial statement is the responsibility of the Company’s management. Our responsibility is to express an opinion on this financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

Emphasis of Matter

As described in Note 2, the accompanying financial statement includes significant transactions with certain affiliates and may not necessarily be indicative of the conditions that would have existed if the Company had operated as an unaffiliated business.

March 1, 2022

We have served as the Company’s auditor since 2017.

MetLife Investments Securities, LLC

Statement of Financial Condition

December 31, 2021

Assets
Cash	$1,420,417
Receivable from affiliate	70,417
Prepaid expenses	79,013

Total assets	$1,569,847

Liabilities and Member’s Capital

Liabilities
Payables to affiliates	43,372
Accrued liabilities	2,123

Total liabilities	45,495

Member’s Capital
Retained earnings	1,524,352

Total member’s capital	1,524,352

Total liabilities and member’s capital	$1,569,847

See accompanying notes to the statement of financial condition.

1

MetLife Investments Securities, LLC

Notes to the Statement of Financial Condition

1. Organization

MetLife Investments Securities, LLC (the “Company”) is a registered broker-dealer under the Securities Exchange Act of 1934 (the “1934 Act”), and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Company’s sole member is MetLife Investors Group, LLC (the “Member”), and as such, the Company is a direct, wholly-owned subsidiary of the Member. The Member is a wholly-owned subsidiary of MetLife, Inc. (“MetLife”), a Delaware Corporation.

The Company, as an introducing broker, offers interests in certain private funds to unaffiliated investors. The funds are managed or advised by the Company’s U.S. Securities and Exchange Commission (“SEC”) registered investment advisor affiliate, MetLife Investment Management, LLC (“MIM”). The Company provides placement agent services for MIM’s institutional asset management businesses.

2. Summary of Significant Accounting Policies

Basis of Presentation - The statement of financial condition has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. The statement of financial condition includes significant transactions with certain affiliates and may not necessarily be indicative of the conditions that would have existed if the Company had operated as an unaffiliated business.

Use of Estimates - The preparation of the statement of financial condition in conformity with GAAP requires management to make estimates and assumptions that affect amounts of assets and liabilities at the date of the statement of financial condition. Actual results could materially differ from those estimates.

Cash - Cash is comprised of cash on deposit. The Company holds cash in an interest-bearing account, held at JPMorgan Chase Bank.

Revenue Recognition - Placement agent services provided to MIM include placing fund interests with purchasers as well as providing completed subscription agreements to the funds. The services are not separately distinct and therefore are bundled as a single performance obligation. Placement agent fee revenues earned by the Company from MIM are recorded on an accrual basis and are based on operating expenses plus ten percent. The services are provided to MIM continuously and the revenue is recognized over time as the applicable services are provided. Revenues recognized for the period are primarily related to performance obligations satisfied during the period. The related receivable from affiliate is settled in accordance with the services agreement (the “Services Agreement”) with MIM.

2

Operating Expenses - The Company has entered into a Services Agreement with MIM for certain administrative services necessary to conduct its activities. Typical services provided under the Services Agreement are described in Note 3. The semi-annual fixed service fee is an amount determined by the parties in their reasonable discretion using guidelines as specified in the Services Agreement. The related payables to affiliates are settled in accordance with the Services Agreement.

Fair Value - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

The Company does not currently have any financial assets or liabilities carried at fair value. The assets and liabilities on the statement of financial condition (cash, prepaid expenses, receivable from affiliate, payables to affiliates and accrued liabilities) are carried at amounts other than fair value. The estimated fair value of these assets and liabilities approximates carrying value as they are short-term in nature and generally have negligible credit risk.

3. Related Party Transactions

As discussed in Note 2, the Company has entered into the Services Agreement, by which MIM provides certain administrative services to the Company including, but not limited to, payroll, accounting and financial reporting, information technology, legal, regulatory, compliance, human resources, billing, telephone, rental space, travel and entertainment, and various other services as may be agreed to by the parties to the Services Agreement from time to time.

The Company had a receivable from MIM of $70,417 as of December 31, 2021. The Company had payables to MSS and Metropolitan Life Insurance Company of $39,000 and $4,372, respectively, as of December 31, 2021.

4. Regulatory Requirements

The Company is subject to the SEC’s Uniform Net Capital Rule (“Rule 15c3-1” or “the Rule”) which requires the maintenance of minimum net capital. Because the Company carries no customer accounts and receives no customer funds or securities, it is exempt from Rule 15c3-3 under the 1934 Act in reliance upon Footnote 74 of the SEC Release No. 34-70073 adopting amendments to 17 C.F.R. § 240.17a-5. This exemption requires minimum net capital of 6-2/3% of aggregate indebtedness or $5,000, whichever is greater. At December 31, 2021, the Company had net capital of $1,374,922 which was $1,369,922 in excess of $5,000 the required minimum.

3

5. Income Taxes

The Company is considered a disregarded entity for U.S. income tax purposes. The provision for income tax expense (benefit) is passed through to MetLife, Inc. and as such, no provision or benefit for U.S. income taxes is recorded on the Company’s statement of financial condition.

6. Member’s Capital

MetLife Investors Group, LLC holds 100 percent of the Company’s membership interest and all of member’s capital.

7. Subsequent Events

The Company evaluated subsequent events through March 1, 2022, the date the statement of financial condition was issued, and has determined there are no material subsequent events, requiring adjustments to or disclosure in the statement of financial condition.

4

Deloitte & Toucha LLP DelOitte. 30 reforce piza 41st floor New york, Ny 10112-0015 USA Tel: +1212492400 REPORT OF INDEPENDENT REGISTERED PUBLiC ACCOUNTING FIRM To the Board of Managers and Member of MetLife Investments Securities, LLC We have reviewed management’s statements, included in the accompanying exemption report (the “Exemption Report”), in which MetLife Investments Securities, LLC (the “Company”) stated that the Company did not claim an exemption Under paragraph (It) of 17 C.F.R. § 240.15c3-3 and filed the Exemption Report relying on Footnote 74 of the SEC Release No. 34-70073 adopting amendments to 17 C.F.R. § 240.17a-5 (“Footnote 74”) throughout the year ended December 31, 2021, without exception. The Company’s management is responsible for its statements. Our review was conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States) and, accordingly, included inquiries and other required procedures to obtain evidence about management’s statements within the Exemption Report. A review is substantially less in scope than an examination, the objective of which is the expression of an opinion on management’s statements. Accordingly, we do not express such an opinion. Based on our review, we are not aware of any material modifications that should be made to management’s statements referred to above for them to be fairly stated, in all material respects, based on the provisions of Footnote 74. March 1, 2022

METLIFE INVESTMENTS SECURITIES, LLC CRD No. 285684 SEC. I.D. No. 8-69857 Exemption Report Under 17 C.F.R. § 240.17a-5 MetLife Investments Securities, LLC (the “Company”) is a registered broker-dealer subject to Rule 17a-5 promulgated by the Securities and Exchange Commission (17 C.F.R. §240.17a-5, “Reports to be made by certain brokers and dealers”). This Exemption Report was prepared as required by 17 C.F.R. § 240.17a-5(d)(1) and (4). To the best of its knowledge and belief, the Company states the following: (1) The Company does not claim an exemption under paragraph (k) of 17 C.F.R. § 240.15c3-3; and (2) The Company is filing this Exemption Report relying on Footnote 74 of the SEC Release No. 3470073 adopting amendments to 17 C.F.R. § 240.17a-5 because the Company limits its business activities exclusively to: (1) the private placement of securities on a best efforts basis (as agent only); and (2) serving as broker for selling interests in unregistered private investment funds, and the Company did not (1) directly or indirectly receive, hold, or otherwise owe funds or securities for or to customers; (2) did not carry accounts of or for customers; and (3) did not carry PAB accounts (as defined in Rule 15c3-3) throughout the most recent fiscal year without exception. MetLife Investments Securities, LLC I, , affirm that, to my best knowledge and belief, this Exemption Report is true and correct. By: Title: CFO and FinOP March 1, 2022

Deloittee & Touche LLP 3O Rockefeller Plaza 41 st Floor New york, NY 10112-0015 USA tel: +1212492 4000 Fax: +1212489 1687 www.deloitte.com Deloitte REPORT OF INDEPENDENT REGISTERED PUBUC ACCOUNTING FIRM ON APPLYING AGREED- UPON PROCEDURES MetLife Investments Securities, LLC One MetLife Way 67 Whippany Road Whippany, NJ 07981 We have performed the procedures enumerated below, which were agreed to by MetLife investments Securities, LLC {the “Company”} and the Securities Investor Protection Corporation (SIPC) (the “specified parties”), solely to assist the specified parties with respect to evaluating the Company’s compliance with the applicable SIPC instructions as it relates to the accompanying General Assessment Reconciliation (Form SIPC-7) for the year ended December 31, 2021, and in accordance with Rule 17a-S(e)(4) under the Securtties Exchange Act of 1934 and with the SIPC Series 600 Rules. Management is responsible for the Company’s complance with those requirements. This agreed-upon procedures engagement was conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States} and in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of those parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose. The procedures we performed and our findings are as follows: Compared the listed assessment payments in Form SIPC-7 with respective cash disbursement records entries noting no differences; Compared the total revenue amounts reported on the audited Form X-17A-5 for the year ended December 31, 2021, with the amounts reported in Form SIPC-7 for the year ended December 31, 2021, noting no differences; Compared any adjustments reported in Form SIPC-7 with supporting schedules and working papers, noting no differences; and Proved the arithmetical accuracy of the calculations reflected in Form SIPC-7 and in the related schedules and working papers supporting the adjustments noting no differernces, We were not engaged to and did not conduct an examintation or a review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Company’s compliance with the applicable SIPC instructions as it relates to the General Assessment Reconciliation (Form SIPC-7) for the

year ended December 31, 2021. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. This report is intended solely for the information and use of the specified parties and is not intended to be, and should not be, used by anyone other than the specified parties. March 1, 2022

Name and telephone number of person to contact respecting this form. SECURITIES INVESTOR PROTECTION CORPORATION P.O. Box 92185 Washington. D.C. 20090-2185 202-371-8300 General Assessment Reconciliation 2021 Overpayment carried forward SIPC-7 For th* fiscal year ended [Read carefully the instruction: in your Working Copy before comploting thia Ferm) TO BE FILED BY ALL SIPC MEMBERS WITH FISCAL YEAR ENDINGS SIPC-7 (36-REV 12/18) (36-REV (2/18) 1. Name of Member, address. Designated Examining Authority. 1934 Act registration no. and month tn which fiscal year ends tor purposes or the audit requirement of SEC Rule 17a-5: mETLIFE investments securities, LLC ONE METLIFE WAY WHIPPANY, NJ 07981-1449 hole: If any of the information shown on the malling label requires correction please e-mail any corrections to torm@slpc.org ano so indicate on me form filed. FINRA CRD No. 285684 SEC FILE No, 8-69857 General Assessment (item 2e from page 2) Less payment made with SIPC-6 Filed (exclude interest 7/23/2021 $4,595 (2,426) Date Paid Less prior overpayment applied Assessment Baliance due or (overpayment) Interest computed on late payment (see instruction E) tor days at 20% per annum J Michael Yick (973)355-4170 Total assessment balance ano interest due (or overpayment carried Forward) PAYMENT: the box Check mailed to P.O, Box Funds Wired ACh 2.169 Total (must be tame at F above) 3. Subsidiaries (G) ano predecessors (P) included in this form (give name ana 1934 Act registration number): MetLife Investments Securities, LLC—8-69857 The SIPC member submitting this form ano me person by whom it is executed represent thereby mat all Information contained herein is true, correct ano complete. MetLife investments Securities, LLC Dated the 25 day of February 22 Vice President & CFO This form and the assessment payment It due 60 days after the end or the fiscal year. Retain the Working Copy or this form tor a period or not less than 6 years, the latest 2 years in an easily accessible ptace. Exceptions: Disposition of exceptions:

DETERMINATION OF “SlPC NET OPERATING REVENUES” ANO GENERAL ASSESSMENT Amounts tor toe fiscal period Deginning 1/1/2021 and ending 12/31/2021 Item Ho. 2a. Total revenue (FOCUS Line 12/Part IIA Line 9, Code 4030} Ellminate cents $ 3.063,326 2b. Additions: (I) Total revenue: from the securities business of subsidiaries [except foreign subsidiaries) and predecessors not included above. (2) Het Joss from principal transactions insecurities in trading accounts. (3) Net loss (from principal transactions in commodities in trading accounts. (4) Interest and dividend expense deducted in determining item 2a. (5) Net loss from management of or participation in the underwriting or distribution of securities. (6) Expense: other than advertising, printing, registration (ees and legal tees deducted is determining net profit from management of or participation in underwriting or distribution of securities. (7) Net loss from securities in investment accounts Total additions 2c. Deductions: (1) Revenue: from the distribution of shares of a registered open end investment company or unit investment trust, from the sale of variable annuities, from the business of insurance, from investment advisory services rendered Io registered investment companies or insurance company separate accounts, and from transactions in security futures products. (2) Revenue: from commodity transactions. (3) Commissions. floor Brokerage and clearance paid Io other SlPC member: in connection with securities transactions. (4) Reimbursements for postage in connection with proxy solicitation. (5) Net gam from securities io investment accounts. (6) 100% of COmmission: and warkups earned from transactions in |i) certificates of deposit and (ii) Treasury bills, bankers acceptance: or commercial paper that mature nme months or less from issuance date. (7) Direct expenses of printing advertising and legal tees incurred in connection with other revenue related to the securities business (revenue defined by Section 16(9)(L) of the Act). (S) Other revenue not related either directly or indirectly to the securities business. (See Instruction C): (Deduction: in excess of $100.000 require documentation) (9) (i) Total interest and dividend expense (FOCUS Line 22-PART IIA Line 13. Code 4075 plus line 2b(4) above} but not io excess of total interest and dividend income. $ (ii) 40% of margin interest earned on customers securities accounts (4C% of FOCUS line S. Code 3960}. Enter the greater of tine (i] or (ii) Total deduction: 2d. S1PC Net Operating Revenue: 2e. General Assessment @ .0015 $3,063,326 $4,595 $ [to page 1. Line 2.A.)

SIPC-7 Instructions This form Is to be filled by all members or the Securities Investor protection Corporation whose fiscal years enc in 201 ana annually thereafter. The form together with the payment is due no later than 60 days after the eno of the fiscal year, or after membership termination Amounts reported herein must be readlly reconcllable with the member’s records ano me Securities ano Exchange Commission Rule 17a-5 report filed. Questions pertaining to this form should be directed to SIPC via e-mail at torm@sipe.org or By telephoning 202-371-6300. For the purposes of this form, the term ’SIPC Net Operating Revenues’shall mean gross revenues from the securities business as defined in or pursuant to the applicable sections of the Securities Investor Protection Act of 1970 (‘Act*) and Article 6 of SIPC’s bylaws {see page 4). less item 2c(9) on page 2. Gross revenues of subsidiaries, except foreign subsidiaries, are required to be included in SIPC Net Operating Revenues on a consolidated basis except for a subsidiary tiling separately as explained hereinafter. If a subsidiary was required to file a Rule 17a-5 annual audited statement of income separately and is also a SIPC member, then such subsidiary must itself tile SIPC-7. pay the assessment, and should not be consolidated in your SiPC-7. SIPC Net Operating Revenues of a predecessor member which are not included in item 2a. were not reported separately and the SIPC assessments were not paid thereon by such predecessor, shall be included in item 2b{l). Your General Assessment should be computed as follows: (1) Line 2a For the applicable period enter total revenue based upon amounts reported in your Rule 17a-5 Annual Audited Statement of Income prepared m conformity with generally accepted accounting principles applicable to securities brokers and dealers or if exempted from that rule, use X-17A-5 (FOCUS Report) Line 12. Code 4030. (21 Adjustments The purpose of the adjustments on page 2 is to determine SIPC Net Operating Revenues. Additions Lines 2b(1) through 2b(7) assure that assessable income and gain items of SIPC Net Operating Revenues are totaled, unreduced by any losses (e.g.. if a net loss was incurred for the period from all transactions in trading account securities, that net loss does not reduce other assessable revenues). Thus, line 2b(4) would include all short dividend and interest payments including those incurred in reverse conversion accounts, rebates on stock loan positions and repo interest which have been netted in determining line 2(a). DeductionsLine 2c(1) through line 2c(g) are either provided tor in the statue, as in deduction 2c(1). or are allowed to arrive at an assessment base consisting of ret operating revenues from the securities business. For example. line 2c(9) allows lor a deduction of either the total of interest and dividend expense (not to exceed interest and dividend income), as reported on FOCUS line 22/PART IIA line 13 (Code 4075), plus line 2b(4) or 40% of interest earned on customers’ securities accounts (40% of FOCUS Line 5 Code 3960) Be certain to complete both line (i) (»)• entering the greater of the two in the tar right column. Dividends paid to shareholders are rot considered “Expense“and thus are not to be included in the deduction. Likewise, interest and dividends paid to partners pursuant to the partnership agreements would also not be deducted (0 (ii) (iii) (iv) Determine your SIPC Net Operating Revenues, item 2d. by adding to item 2a.the total of item 2b. and deducting the total ot item 2c. Multiply SIPC Net Operating Revenues by the applicable rate. Enter the resulting amount in item 2e and on line 2A of page 1. Enter on line 2B the assessment due as reflected on the SIPC-6 previously filed. Subtract line 2B and 2C from tine 2A and enter the difference on line 20. This is the balance due for the period. Enter interest computed on late payment (if applicable) on line 2E. Enter the total due on line 2F and the payment of the amount due on line 2G. (vii) Enter overpaymant carried tarward (if any) an line 2H. D. Any SIPC member which is also a bank (as defined in the Securities Exchange Act of 1934) may exclude from SIPC Net Operating Revenues dividends and interest received on securities in its investment accounts to the extent that it can demonstrate to SIPC’s satisfaction that such securities are held, and such dividends and interest are received, solely in connection with its operations as a bank and not in connection with its operations as a broker, dealer or member of a national securities exchange. Any member who excludes from SIPC Net Operating Revenues any dividends or interest pursuant to the preceding sentence shall file with this form a supplementary statement setting forth the amount so excluded and proof of its entitlement to such exclusion. E. Interest on Assessments. If all or any part of assessment payable under Section 4 of the Act has not been postmarked within 15 days after the due date thereof, the member shall pay. in addition to the amount of the assessment, interest at the rate of 20% per annum on the unpaid portion of the assessment for each day it has been overcue. F. Securities and Exchange Commission Rule 17a-5(e} (4) requires those who are not exempted from the audit requirement ot the rule and whose gross revenues are in excess of $500,000 to tile a supplemental independent public accountants report covering this SIPC-7 no later than SO days after their fiscal year ends. Mail this completed form to SIPC together with a check tor the amount due, made payable to SIPC, using the enclosed return PO BOX envelope, pay via ACH Debit Authorization through SIPC’s ACH system at www.sipc.org/tor-members/assessments or wire the payment to: If the amount reported on line 2c (S) oggregotec to tIOO.OOO or greoter. supporting docurrtenhtion must occompony the form thot identifies these deductions. Examples of support information include: contractual agreements, prospectuses, and limited partnership documentation On the wire identify the name of the firm and its SEC Registration 8 * and label it as “for assessment.” Please fai a copy of the assessment form to {202)-223-1679 or e-mail a copy to form^ipc.org on the same day as the wire.

From Section 16(9) of the Act: The term ‘gross revenues trom tne securities business* means tne sum ot (but without oupiicattoni— (A) commissions earnec in connection with transactions in securities ettectea tor customers as agent (net ot commissions paid to other brokets ano dealers in connection with such transactions) ano markups with respect to purchases or sates ot sKurities as principal; (B| crarge: tor executing or clearing transactions in securities tor other orokers ano dealers: {C| tne net realized gain, it any. rrom principal transactions tn securities tn tracing accounts: (D) the net profit. It any. from the management of or participation in the underwriting or distribution of securities: (E) interest earned on customers’ securities accounts: (F) fees tor investment advisory services (except when rendered to one or more registered Investment companies or insurance company separate accounts) or account supervision with respect to securities: {Q) fees tor me soilctiation of proxies withrespect to. or tenders or exchanges of. securities: (H) income from service charges or other surcharges with respect to securities: (I) except as otherwise provided by rule of the Commission, dividends ano interest received on securities m Investment accounts of the broker or dealer; (J) tees in connection with put. can, ano other options transactions in securities: (K) commissions earned lor transactions in (i) certicates of deposit, ano ()l) Treasury bills, bankers acceptances, or commercial paper which nave a maturity at tne time ot issuance ot not exceeding nine months, exclusive ot oays ot grace, or any renewal thereof, tne maturity ot wnicn is likewise limited, except mat siPC snail by bylaw include in tne aggregate ot gross revenues only an appropriate percentage ot such commissions based on siPC’s loss experience with respect to such instruments over at least the preceding five years: ano (L| tees and other income trom sucn other categories of the securities business as SiPC snail provide by bylaw. Such term includes revenues earned by a broker or dealer in connection with a transaction in the portfolio margining account of a customer cameo as securities accounts pursuant to a portfolio margining program approved by the Commission. Such term does not Include revenues received by a broker or dealer tn connection with the distribution ot shares ot a registered open end investment company or unit investment trust or revenues derived by a broker or dealer trom the sales ot variable annuities, the business ot insurance, or transactions in security futures products From Section 16(14) of the Act: The term ‘Security* means any note, stock, treasury stock, bond, debenture, evidence ot indebtedness, any collateral trust ceniticate. pre organ I: at ton certificate or subscription, transferable share, voting trust ceniticate. certiricate ot deposit, ceniticate of deposit tor a security, or any security future as that term Is oetineo in section 7Sc(a)(SS)(A) ot this title, any investment contract or certificate ot interest or panicipation in any profit-sharing agreement or tn any oil. gas or mineral royalty or lease (It sucn Investment contract or Interest is tne subject ot a registration statement with tne Commission pursuant to tne provisions ot me Securities Act ot 1933 [15 U.S.C. 77a et seq.]). any put. call, straddle, option, or privilege on any security, or group or index of securities (including any interest therein or based on tne value thereof), or any put. can. straddle, option, or privilege entered Into on a national securities exchange relating to foreign currency, any ceniticate ot interest or panicipation in. temporary or interim ceniticate tor, receipt tor. guarantee ot, or warrant or right to subscribe to or purchase or sen any ot me foregoing, ano any other instrument commonly known as a security. Except as specifically provided above, tne term ‘security’ does not include any currency, or any commodity or related contract or tuiures contract, or any warrant or right to subscribe to or purchase or sen any ot tne foregoing. From SIPC Bylaw Article 6 (Assessments): Section 1(f): The term *gross revenues trom tne securities business* includes me revenues in me oettnttion ot gross revenues from tne securities business set tonn in tne applicable sections or tne Act. Section 3: For purpose ot this article; (3) The term ‘securities in trading accounts’ snail mean securities neid tor sale in me ordinary course of business ano not identified as having been held tor investment (b) The term ‘securities in investment accounts’ shall mean securities that are clearly identified as having been acquired tor investment in accordance with provisions of the internal Revenue Code applicable to dealers in securities. (C| The term ‘fees ano other income irom such other categories ot the securities business* Shall mean ail revenue related eltner directly or indirectly to the securities business except revenue included in Section I6[9)(A|-(L) ano revenue speciricaliy excepted in Section 4(c}(3)(C)[rtem 2c(i). page 2). All tecs cm